LIQUIDITY, CAPITAL RESOURCES AND SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
LIQUIDITY, CAPITAL RESOURCES AND SUBSEQUENT EVENTS
Liquidity, capital resources and subsequent events	NOTE 2 – LIQUIDITY, CAPITAL RESOURCES AND SUBSEQUENT EVENTS
Liquidity and Capital Resources
As of December 31, 2025, TORM’s cash and cash equivalents, including restricted cash totaled $163.5m (2024: $291.2m, 2023:
$295.6m), and undrawn and committed credit facilities as listed below amounted to $398.8m (2024: $323.6m, 2023: $342.5m).
TORM has the following debt facilities as of December 31, 2025.

Debt Facility	Maturity	Outstanding amount 2025 (USDm)	Outstanding amount 2024 (USDm)	Outstanding amount 2023 (USDm)
Senior Unsecured Bonds	2029	200.0	200.0	—
Syndicated Facilities 2023	Repaid	—	160.0	224.0
Syndicated Facilities 2025	2030	248.1	—	—
Danish Ship Finance Facility 2020	2031	211.0	245.6	192.6
ING Facility 2023	2029	44.8	51.4	57.9
HCOB Facility 2023	Repaid	—	—	31.2
HCOB Facility 2024	2031	43.8	87.5	—
KfW Facility 2019	2032	28.8	31.8	34.8
Credit Agricole Facility 2025	2031	68.6	—	—
Other credit facilities	2026	3.0	1.8	4.8
Total		848.1	778.1	545.3
In 2025, TORM signed an Amendment and Restatement of the Syndicated Facilities agreement whereby the existing vessels were refinanced and the company received commitment to finance additional 17 vessels that were previously leased and being repurchased.
Until the end of 2025, ten out of the 17 vessels were redelivered to TORM and utilized in this facility. The new Syndicated Facilities agreement has an extension option until 2031 that can be exercised in 2026. In 2025, TORM also signed a new facility agreement with
Credit Agricole to finance five vessels that were previously leased and being repurchased. Until the end of 2025, four out of the five vessels were redelivered to TORM and utilized in this facility. In addition to the scheduled repayments, TORM made repayments to
HCOB and reduced the facility due to the sale of older vessels. As of 31 December 2025, the scheduled minimum payments on mortgage debt and bank loans in 2026 amount to USD128.2m.
TORM has the following undrawn facilities as of December 31, 2025.

Undrawn Facility	Maturity	Undrawn amount 2025 (USDm)	Undrawn amount 2024 (USDm)	Undrawn amount 2023 (USDm)
Syndicated Facilities 2025 - RCF	2030	285.0	—	—
Credit Agricole Facility 2025 - RCF	2031	68.6	—	—
HCOB Facility 2024 - RCF	2031	45.2	74.1	—
Syndicated Facilities 2023 - RCF	Cancelled	—	100.0	100.0
Syndicated Facilities 2024 - RCF	Cancelled	—	149.5	—
HCOB Facility 2023 - RCF	Cancelled	—	—	24.9
DSF Additional Facility	Cancelled	—	—	52.6
Syndicated Bridge to Bond Facility	Cancelled	—	—	165.0
Total		398.8	323.6	342.5
In 2025, TORM combined the Syndicated 2023 RCF and the Syndicated 2024 RCF into one revolving credit facility as part of the
Amendment and Restatement of the Syndicated Facilities. TORM also has a new revolving credit facility with Credit Agricole as part of the new facility agreement. The amount of this revolving credit facility will increase following the refinancing on the last vessel in
January 2026. During 2025, the revolving credit facility with HCOB was reduced due to sold vessels.
NOTE 2 – continued

Lease Facility	Maturity	Outstanding amount 2025 (USDm)	Outstanding amount 2024 (USDm)	Outstanding amount 2023 (USDm)
Bocomm Leasing Facilities 2019-2021	2026	28.9	135.6	148.9
Springliner Leases	2026	21.9	25.0	27.9
China Development Bank Financial Leasing	Repaid	—	136.5	149.0
China Merchant Bank Financial Leasing	2026	106.7	159.5	195.8
Total		157.5	456.6	521.6
In 2025, TORM exercised purchase options on 22 vessels and financed 14 vessels delivered within the year with mortgage debt. TORM repurchased nine vessels from China Development Bank Financial Leasing and one from China Merchant Bank Financial Leasing. In
2025, TORM repurchased four out of five vessels from Bocomm Leasing.
TORM manages its capital structure for the Group as a whole in order to support our spot-based vessel employment profile. This is done through a conservative leverage, a strong liquidity position and limited off-balance sheet commitments. TORM continously stress tests the capital structure and liquidity position as well as prepares cash flow forecasts to make sure the capital structure remains robust to potential risks. Besides the liquidity position, the main considerations are loan-to-value ratio, Distribution Policy, CAPEX commitments, terms and sources of funding vessel investments, hedging of financial market risks and fleet employment strategy, hereunder entering into FFA contracts.
On March 2024, TORM amended the Distribution Policy with effect from the first quarter of 2024. With this TORM intends to distribute on a quarterly basis excess liquidity above a threshold liquidity level. The threshold liquidity level will be determined as the sum of i) the product of liquidity requirement per vessel and the number of owned and leased vessels in TORM’s fleet as at the balance sheet day and ii) a discretionary element determined by the Board taking into consideration TORM’s capital structure, strategic opportunities, future obligations and market trends.
TORM’s debt facilities include financial covenants related to:
•Minimum liquidity (cash and cash equivalents minimum amount requirement at all times)
•Minimum security value (loan-to-value for individual borrowings)
•Equity ratio (minimum level)
Financial covenants should be complied with on a daily basis, and is reported to counterparties on a quarterly basis. During 2025, 2024 and 2023, TORM did not have any covenant breaches, and the Management has assessed that a covenant breach in the near future is remote. Please refer to Note 19 for further information on facilities with financial covenants.
Subsequent Events
On 06 January 2026, Hafnia Limited completed the previously announced purchase of approximately 14.2 million TORM A-shares, representing 13.97% of the Company’s issued share capital at 31 December 2025. Following the transaction, and as Oaktree’s shareholding had fallen below one third of the issued A-shares prior to completion, the special governance rights attached to the
Company’s B-share and C-share lapsed in accordance with the Articles of Association, and both shares were formally redeemed in early
January 2026. These events occurred after the reporting date and do not give rise to adjustments to the consolidated financial statements for the year ended 31 December 2025.
In January 2026, TORM delivered TORM Maren, which was held for sale as at 31 December 2025, to new owners.
In January and February 2026, TORM Houston and TORM Emilie were repurchased from sale-and-leaseback owners following the exercise of purchase options called by TORM in the end of 2025. The remaining six vessels for which purchase options were also called in the end of 2025 will be repurchased from sale-and-leaseback owners during the remaining part of the first half of 2026.
During January and February 2026, TORM took delivery of one 2018-build MR vessel, TORM Fortune, and one 2016-build LR2 vessel, TORM Helga.
In January 2026, TORM made an amendment and restatement to the Syndicate Facilities 2025 to finance eight vessel acquisitions entered into during the second half of 2025, increasing the total commitment by USD 158.9m. As of the date of this report, drawdowns have been made for seven of the eight vessel. The maturity of the Syndicate Facilities 2025 remains unchanged.
TORM’s Board of Directors has on the date of this report declared an interim dividend for the fourth quarter 2025 of USD0.70 per share to be paid to shareholders corresponding to an expected total dividend payment of USD70.9m. The distribution for the quarter is equivalent to 82% of net profit and reflects the Distribution Policy. The payment date is 25 March 2026 to all shareholders on record as of 12 March 2026, and the ex-dividend date is 11 March 2026 for the shares listed on Nasdaq OMX Copenhagen and 12 March 2026 for the shares listed on Nasdaq New York. The dividends have not been recognized as liabilities as at 31 December 2025 and there are no tax consequences.